Summarised financial information - Summary of Unconsolidated Equity Results (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 75,710	£ 67,401	£ 62,955	£ 64,160
Share capital	614	614
Perpetual hybrid bonds	1,685	1,685
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Total equity	36,682	35,977
Share capital	614	614
Share premium	113	107
Perpetual hybrid bonds	1,685	1,685
Other equity	£ 34,270	£ 33,571